Business Combinations	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combinations

Note 2: Business Combinations
We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. For information on additional contingent consideration related to acquisitions, which is considered to be a guarantee, see Note 14 (Guarantees, Pledged Assets and Collateral).
During 2014, we completed an acquisition of a railcar and locomotive leasing business with combined total assets of $422 million. We had no pending business combinations as of December 31, 2014. Additionally, no business combinations were completed in 2013. Business combinations completed in 2014 and 2012 are presented below.

(in millions)	Date	Assets
2014
Helm Financial Corporation	April 15	$422

2012
EverKey Global Partners Limited / EverKey Global Management LLC /
EverKey Global Partners (GP), LLC / EverKey Global Focus (GP), LLC – Bahamas/New York, New York	January 1	$7
Burdale Financial Holdings Limited / Certain Assets of Burdale Capital Finance, Inc. – England/Stamford, Connecticut	February 1	874
Energy Lending Business of BNP Paribas, SA – Houston, Texas	April 20	3,639
Merlin Securities, LLC / Merlin Canada LTD. / Certain Assets & Liabilities
of Merlin Group Holdings, LLC – San Francisco, California/Toronto, Ontario	August 1	281
		$4,801